Debt securities - Unrealised loss positions (Details) - Jackson (US insurance operations) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Debt securities
Available-for-sale securities
Fair value	£ 35,860	£ 35,293
Unrealised loss	(762)	(106)
Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(23)	(6)
Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(739)	(100)
1 to 5 years | Debt securities
Available-for-sale securities
Unrealised loss	(65)	(7)
5 years to 10 years | Debt securities
Available-for-sale securities
Unrealised loss	(348)	(41)
More than 10 years | Debt securities
Available-for-sale securities
Unrealised loss	(297)	(39)
Mortgage-backed and other debt securities | Debt securities
Available-for-sale securities
Unrealised loss	(52)	(19)
Between 90% and 100% | Debt securities
Available-for-sale securities
Fair value	22,187	6,170
Unrealised loss	(729)	(95)
Between 80% and 90% | Debt securities
Available-for-sale securities
Fair value	195	36
Unrealised loss	(29)	(6)
Below 80% | Debt securities
Available-for-sale securities
Fair value	15	13
Unrealised loss	(4)	(5)
Below 80% | Other than mortgage-backed securities
Available-for-sale securities
Fair value		10
Unrealised loss		(4)
Below 80% | Corporate bonds
Available-for-sale securities
Fair value	15	3
Unrealised loss	(4)	(1)
Assets fair valued at below book value | Debt securities
Available-for-sale securities
Fair value	22,397	6,219
Unrealised loss	(762)	(106)
Less than 6 months | Debt securities
Available-for-sale securities
Unrealised loss	(432)	(35)
Less than 6 months | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(14)	(4)
Less than 6 months | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(418)	(31)
6 months to 1 year | Debt securities
Available-for-sale securities
Unrealised loss	(155)	(5)
6 months to 1 year | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(7)	(1)
6 months to 1 year | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(148)	(4)
1 year to 2 years | Debt securities
Available-for-sale securities
Unrealised loss	(149)	(49)
1 year to 2 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(1)
1 year to 2 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(148)	(49)
2 years to 3 years | Debt securities
Available-for-sale securities
Unrealised loss	(1)	(7)
2 years to 3 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss		(1)
2 years to 3 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(1)	(6)
More than 3 years | Debt securities
Available-for-sale securities
Unrealised loss	(25)	(10)
More than 3 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(1)
More than 3 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(24)	(10)
Less than 3 months | Below 80% | Debt securities
Available-for-sale securities
Fair value	13	2
Unrealised loss	(3)
3 months to 6 months | Below 80% | Debt securities
Available-for-sale securities
Fair value		1
Unrealised loss		(1)
More than 6 months | Below 80% | Debt securities
Available-for-sale securities
Fair value	2	10
Unrealised loss	£ (1)	£ (4)